UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22216

The Gabelli Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Natural Resources, Gold & Income Trust

Semiannual Report — June 30, 2011

Caesar Bryan	Vincent H. Roche	Christopher J. Marangi	Kevin V. Dreyer

To Our Shareholders,

For the period January 27, 2011 through June 30, 2011, the net asset value (“NAV”) total return of The Gabelli Natural Resources, Gold & Income Trust (the “Fund”) was (2.01)%, compared with the returns of 1.34% and 0.61% for the Chicago Board Options Exchange (“CBOE”) S&P 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was (6.01)%. On June 30, 2011, the Fund’s NAV per share was $18.26, while the price of the publicly traded shares closed at $18.39 on the New York Stock Exchange (“NYSE”).

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	One Month	Quarter	Since Inception (01/27/11)
Gabelli Natural Resources, Gold & Income Trust
NAV Total Return (b)	(3.24)%	(5.24)%	(2.01)%
Investment Total Return (c)	(1.93)	(4.19)	(6.01)
CBOE S&P 500 Buy/Write Index	(1.80)	0.92	1.34	(d)
Philadelphia Gold & Silver Index	(3.66)	(7.20)	0.61	(d)
Dow Jones U.S. Basic Materials Index	(1.57)	(2.54)	3.45	(d)
S&P Global Agribusiness Equity Index	(3.27)	(4.15)	(1.91)
(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2011:

Long Positions
Metals and Mining	50.9%
Energy and Energy Services	20.9%
Specialty Chemicals	15.2%
Agriculture	6.0%
Machinery	3.0%
U.S. Government Obligations	2.4%

Food and Beverage	1.6%

100.0%

Short Positions
Call Options Written	(3.2)%

(3.2)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to the Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 97.6%
	Agriculture — 6.0%
172,500	Archer-Daniels-Midland Co.	$6,169,662	$5,200,875
153,000	Bunge Ltd. (a)	10,772,798	10,549,350
104,000	Monsanto Co. (a)	7,495,742	7,544,160

		24,438,202	23,294,385

	Energy and Energy Services — 20.9%
100,000	Anadarko Petroleum Corp. (a)	7,675,500	7,676,000
45,000	Apache Corp. (a)	5,400,183	5,552,550
75,000	Arch Coal Inc.	1,991,685	1,999,500
290,000	BG Group plc	6,858,243	6,581,283
155,000	Cameron International Corp.†	9,027,023	7,794,950
18,000	Cheniere Energy Inc.†	186,300	164,880
35,000	CONSOL Energy Inc.	1,761,130	1,696,800
40,000	Halliburton Co. (a)	1,806,932	2,040,000
150,000	LDK Solar Co Ltd., ADR†	1,759,695	1,101,000
135,000	National Oilwell Varco Inc. (a)	10,510,196	10,558,350
40,000	Noble Energy Inc.	3,579,504	3,585,200
20,000	Occidental Petroleum Corp.	1,943,200	2,080,800
170,000	Renesola Ltd., ADR† (a)	1,849,498	887,400
60,000	Schlumberger Ltd.	5,376,140	5,184,000
50,000	Statoil ASA, ADR	1,350,025	1,272,500
170,000	Suncor Energy Inc. (a)	7,711,756	6,647,000
120,000	Total SA, ADR (a)	7,272,750	6,940,800
25,000	Transocean Ltd.	1,982,750	1,614,000
130,000	Trina Solar Ltd., ADR†	3,954,177	2,914,600
270,000	Weatherford International Ltd.† (a)	5,759,784	5,062,500

		87,756,471	81,354,113

	Food and Beverage — 1.6%
110,000	Corn Products International Inc.	5,125,002	6,080,800

	Machinery — 3.0%
120,000	CNH Global NV†	5,723,200	4,638,000
87,500	Deere & Co. (a)	7,570,280	7,214,375

		13,293,480	11,852,375

	Metals and Mining — 50.9%
165,000	Agnico-Eagle Mines Ltd. (a)	11,489,138	10,416,450
300,000	Alderon Resource Corp.†	1,222,321	933,174
50,000	Allied Gold Mining plc†	209,493	168,490
166,667	Allied Gold Mining plc, CDI†	693,749	529,123
134,000	Alpha Natural Resources Inc.† (a)	7,180,900	6,088,960
200,000	AngloGold Ashanti Ltd., ADR	9,370,970	8,418,000

Shares			Cost	Market Value

166,000		Antofagasta plc	$3,728,487	$3,713,932
210,000		Barrick Gold Corp. (a)	10,010,083	9,510,900
20,000		BHP Billiton Ltd., ADR	1,812,396	1,892,600
150,000		Compania de Minas Buenaventura SA, ADR (a)	6,265,500	5,697,000
300,000	(b)	Duluth Metals Ltd.†	879,876	740,318
200,000		Eldorado Gold Corp.	3,327,027	2,950,905
150,000		Franco-Nevada Corp.	5,077,949	5,599,046
153,000		Freeport-McMoRan Copper & Gold Inc. (a)	8,159,025	8,093,700
263,000		Globe Specialty Metals Inc.	5,790,428	5,896,460
630,000		Gold Fields Ltd., ADR	10,205,502	9,191,700
210,000		Goldcorp Inc. (a)	8,632,665	10,136,700
353,100		Harmony Gold Mining Co. Ltd., ADR (a)	4,114,480	4,667,982
400,000		Hochschild Mining plc	3,481,157	2,950,551
100,000		IAMGOLD Corp., New York	2,190,490	1,876,000
770,000		Kinross Gold Corp. (a)	12,880,699	12,166,000
600,000		Lundin Mining Corp., Toronto†	4,447,187	4,603,660
200,000		Nevada Copper Corp.†	1,102,200	1,198,611
235,000		Newcrest Mining Ltd.	9,095,713	9,517,500
205,000		Newmont Mining Corp. (a)	11,106,702	11,063,850
300,000		Northam Platinum Ltd.	2,051,994	1,884,262
500,000		Northgate Minerals Corp.†	1,502,846	1,300,000
740,000		PanAust Ltd.†	3,142,873	2,992,192
58,000		Peabody Energy Corp.	3,610,146	3,416,780
600,000		Perseus Mining Ltd.†	1,878,228	1,686,044
130,000		Randgold Resources Ltd., ADR (a)	10,209,632	10,926,500
77,500		Rio Tinto plc, ADR (a)	5,287,739	5,604,800
120,000		Royal Gold Inc. (a)	5,721,000	7,028,400
50,000		Teck Resources Ltd., Cl. B	2,749,720	2,537,000
160,000		Titanium Metals Corp.	3,079,632	2,931,200
46,000		Umicore SA	2,423,833	2,508,860
670,000		USEC Inc.†	3,006,558	2,237,800
180,000		Vale SA, ADR (a)	6,138,950	5,751,000
50,000		Vedanta Resources plc	1,901,612	1,680,389
80,000		Xstrata plc	1,835,925	1,760,958
500,000		Yamana Gold Inc. (a)	6,392,744	5,815,000

			203,407,569	198,082,797

		Specialty Chemicals — 15.2%
110,000		Agrium Inc. (a)	9,700,000	9,653,600
27,500		Air Liquide SA	3,566,489	3,941,675
26,000		CF Industries Holdings Inc.	3,531,173	3,683,420

See accompanying notes to financial statements.

GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
144,000	E. I. du Pont de Nemours and Co. (a)	$7,333,974	$7,783,200
28,000	FMC Corp.	2,274,160	2,408,560
50,000	Intrepid Potash Inc.†	1,857,840	1,625,000
170,000	Potash Corp of Saskatchewan Inc.	9,382,500	9,688,300
18,000	Praxair Inc.	1,704,802	1,951,020
60,000	Rockwood Holdings Inc.†	2,748,504	3,317,400
218,000	The Dow Chemical Co. (a)	8,200,197	7,848,000
106,000	The Mosaic Co.	8,251,355	7,179,380

		58,550,994	59,079,555

	TOTAL COMMON STOCKS	392,571,718	379,744,025

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$9,381,000	U.S. Treasury Bills, 0.025% to 0.080%††, 08/04/11 to 12/15/11 (a)	9,379,004	9,379,703

TOTAL INVESTMENTS — 100.0%		$401,950,722	389,123,728

CALL OPTIONS WRITTEN (Premiums received $14,430,161)			(12,360,085)

Other Assets and Liabilities (Net)			(608,756)

NET ASSETS — COMMON STOCK (20,601,241 common shares outstanding)			$376,154,887

NET ASSET VALUE PER COMMON SHARE ($376,154,887 ÷ 20,601,241 shares outstanding)			$18.26

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	CALL OPTIONS CONTRACTS WRITTEN (c) — (3.2)%
690	Agnico-Eagle Mines Ltd.	Nov. 11/70	$189,060
960	Agnico-Eagle Mines Ltd.	Nov. 11/72.50	208,320
800	Agrium Inc.	Oct. 11/92.50	320,000
300	Agrium Inc.	Jan. 12/97.50	135,000
275	Air Liquide SA (d)	Sep. 11/100	133,197
500	Alpha Natural Resources Inc.	Sep. 11/55	40,000
840	Alpha Natural Resources Inc.	Sep. 11/60	20,580

Number of Contracts		Expiration Date/ Exercise Price	Market Value

500	Anadarko Petroleum Corp.	Aug. 11/80	$121,500
500	Anadarko Petroleum Corp.	Nov. 11/85	170,000
2,000	AngloGold Ashanti Ltd., ADR	Oct. 11/50	120,000
158	Antofagasta plc (e)	Sep. 11/15.27	65,774
300	Apache Corp.	Jul. 11/130	9,300
150	Apache Corp.	Oct. 11/125	94,050
750	Arch Coal Inc.	Oct. 11/30	81,000
800	Archer-Daniels-Midland Co.	Sep. 11/32	56,800
925	Archer-Daniels-Midland Co.	Dec. 11/35	50,875
2,100	Barrick Gold Corp.	Oct. 11/50	231,000
150	BG Group plc (e)	Sep. 11/16	44,537
140	BG Group plc (e)	Sep. 11/1500	106,168
100	BHP Billiton Ltd., ADR	Nov. 11/95	60,500
100	BHP Billiton Ltd., ADR	Nov. 11/97.50	48,750
1,530	Bunge Ltd.	Aug. 11/72.50	153,000
850	Cameron International Corp.	Aug. 11/50	246,500
700	Cameron International Corp.	Aug. 11/62.50	10,500
260	CF Industries Holdings Inc.	Aug. 11/145	198,900
180	Cheniere Energy Inc.	Sep. 11/15	2,700
400	CNH Global NV	Sep. 11/45	30,000
800	CNH Global NV	Oct. 11/47.50	60,336
1,500	Compania de Minas Buenaventura SA, ADR	Sep. 11/46	82,500
350	CONSOL Energy Inc.	Oct. 11/55	57,750
300	Corn Products International Inc.	Jul. 11/50	174,000
800	Corn Products International Inc.	Oct. 11/50	564,000
150	Deere & Co.	Sep. 11/87.50	32,250
500	Deere & Co.	Sep. 11/90	71,500
225	Deere & Co.	Dec. 11/90	73,125
1,050	E.I. du Pont de Nemours & Co.	Jul. 11/55	42,000
390	E.I. du Pont de Nemours & Co.	Oct. 11/55	82,290
2,000	Eldorado Gold Corp. (f)	Nov. 11/17	97,465
180	FMC Corp.	Jul. 11/95	6,300
100	FMC Corp.	Oct. 11/90	29,500
400	Franco-Nevada Corp. (f)	Jul. 11/34	88,133
500	Franco-Nevada Corp. (f)	Jul. 11/36	32,402
600	Franco-Nevada Corp. (f)	Oct. 11/36	118,202
1,130	Freeport-McMoRan Copper & Gold Inc.	Aug. 11/54.50	227,130
400	Freeport-McMoRan Copper & Gold Inc.	Sep. 11/53	68,800

See accompanying notes to financial statements.

GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value

	CALL OPTIONS CONTRACTS WRITTEN (Continued)
2,630	Globe Specialty Metals Inc.	Sep. 11/25	$170,950
1,300	Gold Fields Ltd., ADR	Oct. 11/15	102,050
3,800	Gold Fields Ltd., ADR	Oct. 11/16	159,600
1,200	Gold Fields Ltd., ADR	Oct. 11/17	29,400
1,000	Goldcorp Inc.	Jul. 11/49	68,000
200	Goldcorp Inc.	Oct. 11/49	58,600
900	Goldcorp Inc.	Oct. 11/50	221,400
400	Halliburton Co.	Oct. 11/55	86,000
3,531	Harmony Gold Mining Co. Ltd., ADR	Aug. 11/15	70,620
1,000	IAMGOLD Corp.	Sep. 11/26	10,000
500	Intrepid Potash Inc.	Dec. 11/33	165,000
1,800	Kinross Gold Corp.	Aug. 11/20	8,100
1,200	Kinross Gold Corp.	Nov. 11/17	108,000
4,700	Kinross Gold Corp.	Nov. 11/19	190,350
1,500	LDK Solar Co. Ltd., ADR	Dec. 11/13	24,000
3,500	Lundin Mining Corp. (f)	Jul. 11/8	45,363
2,500	Lundin Mining Corp. (f)	Oct. 11/8	129,608
400	Monsanto Co.	Oct. 11/72.50	150,000
640	Monsanto Co.	Oct. 11/75	175,360
1,000	National Oilwell Varco Inc.	Aug. 11/85	120,000
350	National Oilwell Varco Inc.	Nov. 11/82.50	164,500
600	Newmont Mining Corp.	Sep. 11/57.50	75,000
1,450	Newmont Mining Corp.	Dec. 11/60	273,325
400	Noble Energy Inc.	Aug. 11/97.50	38,000
200	Occidental Petroleum Corp.	Aug. 11/105	73,000
580	Peabody Energy Corp.	Dec. 11/67.50	144,420
1,700	Potash Corp of Saskatchewan Inc.	Sep. 11/56.67	547,400
180	Praxair Inc.	Jul. 11/100	148,500
400	Randgold Resources Ltd., ADR	Sep. 11/95	56,000
900	Randgold Resources Ltd., ADR	Dec. 11/92.50	396,000
700	Renesola Ltd., ADR	Jul. 11/15	5,250
1,000	Renesola Ltd., ADR	Oct. 11/11	15,000
500	Rio Tinto plc, ADR	Jul. 11/70	151,500
275	Rio Tinto plc, ADR	Oct. 11/72.50	114,950
300	Rockwood Holdings Inc.	Aug. 11/45	318,000
300	Rockwood Holdings Inc.	Aug. 11/50	183,000
500	Royal Gold Inc.	Oct. 11/55	306,500
700	Royal Gold Inc.	Oct. 11/60	217,000
400	Schlumberger Ltd.	Aug. 11/90	76,800
200	Schlumberger Ltd.	Aug. 11/95	14,400
500	Statoil ASA, ADR	Oct. 11/30	15,000
800	Suncor Energy Inc.	Sep. 11/47	17,200
900	Suncor Energy Inc.	Dec. 11/45	119,250
200	Teck Resources Ltd., Cl. B	Aug. 11/55	28,000
300	Teck Resources Ltd., Cl. B	Nov. 11/60	57,900
900	The Dow Chemical Co.	Sep. 11/39	55,800
1,280	The Dow Chemical Co.	Sep. 11/40	51,200
400	The Mosaic Co.	Sep. 11/75	63,600
660	The Mosaic Co.	Sep. 11/85	19,140
800	Titanium Metals Corp.	Sep. 11/19	72,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value

800	Titanium Metals Corp.	Dec. 11/21	$60,000
1,200	Total SA, ADR	Aug. 11/60	126,000
250	Transocean Ltd.	Nov. 11/80	19,000
1,300	Trina Solar Ltd.	Dec. 11/26	213,200
460	Umicore SA (d)	Dec. 11/40	121,074
6,700	USEC Inc.	Oct. 11/4	335,000
300	Vale SA, ADR	Sep. 11/36	7,650
1,500	Vale SA, ADR	Dec. 11/35	156,000
50	Vedanta Resources plc (e)	Dec. 11/24	53,766
2,700	Weatherford International Ltd.	Nov. 11/23	164,700
15	Xstrata plc (e)	Sep. 11/16	3,069
65	Xstrata plc (e)	Dec. 11/15	69,896
2,500	Yamana Gold Inc.	Oct. 11/12	172,500
2,500	Yamana Gold Inc.	Oct. 11/13	92,500

TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $14,430,161)			$12,360,085

(a)	Securities, or a portion thereof, with a value of $174,511,944 were pledged as collateral for options written.
(b)	Denoted in units.
(c)	At June 30, 2011, the Fund has entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(d)	Exercise price denoted in Euros.
(e)	Exercise price denoted in British Pounds.
(f)	Exercise price denoted in Canadian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CDI	CHESS Depositary Interest

Geographic Diversification	% of Market Value	Market Value
Long Positions
North America	70.1%	$272,628,088
Europe	14.4	56,246,197
South Africa	6.2	24,161,944
Asia/Pacific	5.3	20,587,948
Latin America	4.0	15,499,551

Total Investments	100.0%	$389,123,728

Short Positions
North America	(2.6)%	$(10,321,503)
Europe	(0.4)	(1,403,532)
Latin America	(0.1)	(383,600)
South Africa	(0.1)	(251,450)

Total Investments	(3.2)%	$(12,360,085)

See accompanying notes to financial statements.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $401,950,722)	$389,123,728
Foreign currency, at value (cost $56,582)	57,278
Cash	49,739
Deposit at brokers	926,839
Receivable for investments sold	1,992,044
Dividends receivable	203,618
Prepaid expense	1,016

Total Assets	392,354,262

Liabilities:
Call options written (premiums received $14,430,161)	12,360,085
Payable for investments purchased	2,597,856
Payable for investment advisory fees	300,528
Payable for accounting fees	7,500
Payable for payroll expenses	3,799
Payable for common offering expenses	767,494
Other accrued expenses	162,113

Total Liabilities	16,199,375

Net Assets (applicable to 20,601,241 shares outstanding)	$376,154,887

Net Assets Consist of:
Paid-in capital	$386,041,534
Accumulated distributions in excess of net investment income	(24,756)
Accumulated net realized gain on investments, written options, and foreign currency transactions	894,395
Net unrealized depreciation on investments	(12,826,994)
Net unrealized appreciation on written options	2,070,076
Net unrealized appreciation on foreign currency translations	632

Net Assets	$376,154,887

Net Asset Value per Common Share:
($376,154,887 ÷ 20,601,241 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$18.26

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2011 (a) (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $105,305)	$1,910,440
Interest	26,062

Total Investment Income	1,936,502

Expenses:
Investment advisory fees	1,560,931
Shareholder communications expenses	67,365
Legal and audit fees	63,836
Trustees’ fees	34,753
Payroll expenses	31,596
Custodian fees	22,455
Accounting fees	18,750
Shareholder services fees	11,227
Interest expense	38
Miscellaneous expenses	27,038

Total Expenses	1,837,989

Net Investment Income	98,513

Net Realized and Change in Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized loss on investments	(5,310,939)
Net realized gain on written options	8,126,934
Net realized loss on foreign currency transactions	(10,934)

Net realized gain on investments, written options, and foreign currency transactions	2,805,061

Net change in unrealized depreciation on investments	(12,826,994)
Net change in unrealized appreciation on written options	2,070,076
Net change in unrealized appreciation on foreign currency translations	632

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(10,756,286)

Net Realized and Change in Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	(7,951,225)

Net Decrease in Net Assets Resulting from Operations	$(7,852,712)

(a)	The Gabelli Natural Resources, Gold & Income Trust commenced investment operations on January 27, 2011.

See accompanying notes to financial statements.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2011 (Unaudited) (a)
Operations:
Net investment income	$98,513
Net realized gain on investments, written options, and foreign currency transactions	2,805,061
Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(10,756,286)

Net Decrease in Net Assets Resulting from Operations	(7,852,712)

Distributions to Common Shareholders:
Net investment income	(123,269)*
Net realized short-term gains	(1,910,666)*
Return of capital	(6,594,881)*

Total Distributions to Common Shareholders	(8,628,816)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	391,818,297
Net increase in net assets from common shares issued upon reinvestment of distributions	1,638,470
Offering costs for common shares charged to paid-in capital	(820,352)

Net Increase in Net Assets from Fund Share Transactions	392,636,415

Net Increase in Net Assets Attributable to Common Shareholders	376,154,887

Net Assets Attributable to Common Shareholders:

End of period (including undistributed net investment income of $0)	$376,154,887

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Gabelli Natural Resources, Gold & Income Trust commenced investment operations on January 27, 2011.

See accompanying notes to financial statements.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

	Period Ended June 30, 2011 (Unaudited) (b)
Operating Performance:
Net asset value, beginning of period	$19.06	(c)

Net investment income	0.00	(d)
Net realized and unrealized loss on investments, written options, and foreign currency transactions	(0.38)

Total from investment operations	(0.38)

Distributions to Common Shareholders:
Net investment income	(0.01	)*
Net realized short-term gains	(0.09	)*
Return of capital	(0.32	)*

Total distributions to common shareholders	(0.42)

Net Asset Value, End of Period	$18.26

NAV total return †	(2.01	)%**

Market value, end of period	$18.39

Investment total return ††	(6.01	)%***

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$376,155
Ratio of net investment income to average net assets	0.06	%(e)
Ratio of operating expenses to average net assets (a)	1.18	%(e)
Portfolio turnover rate	16.0	%†††

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
†††	Not Annualized.
*	Based on fiscal period to date book income. Amounts are subject to change and recharacterization at year end.
**	Based on net asset value per share at commencement of operations of $19.06 per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates.
***	Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates.
(a)	The Fund incurred interest expense during the period ended June 30, 2011. The effect of interest expense was minimal.
(b)	The Fund commenced investment operations on January 27, 2011.
(c)	The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.

See accompanying notes to financial statements.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Organization.  The Gabelli Natural Resources, Gold & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on June 26, 2008 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on January 27, 2011, upon the settlement of the sale of 18,500,000 shares of beneficial interest in the amount of $353,350,000 (net of underwriting fees of $16,650,000). In addition, on March 4, 2011 and on March 16, 2011 the Fund issued 1,000,000 shares of beneficial interest and 1,008,811 shares of beneficial interest, respectively, in the amount of $19,100,000 and $19,268,290, respectively, (net of underwriting fees of $900,000 and 907,930, respectively) in conjunction with the exercises of the underwriters’ overallotment option. The Adviser agreed to pay the Fund’s offering costs (other than the underwriting fees) which exceed $0.04 per common share. The Fund trades on the NYSE under the symbol “GNT”.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short-term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$188,565,297	$9,517,500	$198,082,797
Other Industries (a)	181,661,228	—	181,661,228
Total Common Stocks	370,226,525	9,517,500	379,744,025
U.S. Government Obligations	—	9,379,703	9,379,703
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$370,226,525	$18,897,203	$389,123,728
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(6,218,904)	$(6,141,181)	$(12,360,085)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(6,218,904)	$(6,141,181)	$(12,360,085)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the period ended June 30, 2011, the Fund held no investments in equity contract for difference swap agreements.

Options.  The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2011 are reflected within the Schedule of Investments.

The Fund held equity options contracts from February 1, 2011 through the period ended June 30, 2011, with an average monthly premium amount while outstanding of approximately $13,279,196. Please refer to Note 4 for option activity during the period ended June 30, 2011.

As of June 30, 2011, the value of equity option positions can be found in the Statement of Assets and Liabilities under Liabilities, Call options written. For the period ended June 30, 2011, the effect of equity option positions can be found in the Statement of Operations under Net Realized and Change in Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, Net realized gain on written options and Net change in unrealized appreciation on written options.

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2011, the Fund held no investments in repurchase agreements.

Securities Sold Short.  The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2011, there were no short sales outstanding.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the period ended June 30, 2011.

Distributions to Shareholders.  The Board of Trustees of the Fund declared a $0.14 per share initial cash distribution payable on April 21, 2011 to common shareholders of record on April 14, 2011. The Board of Trustees further declared a cash distributions of $0.14 per share for May and June payable to common shareholders.

Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Provision for Income Taxes.  The Fund intends to to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments, written options, and the related net unrealized appreciation/depreciation at June 30, 2011:

	Cost/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$401,950,729	$9,687,985	$(22,514,986)	$(12,827,001)
Written options	(14,430,161)	4,861,846	(2,791,770)	2,070,076

	$387,520,568	$14,549,831	$(25,306,756)	$(10,756,925)

The Fund is required to evaluate tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, there were no open tax years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Agreements and Transactions with Affiliates.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the period ended June 30, 2011, the Fund paid or accrued $18,750 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the period ended June 30, 2011, the Fund paid or accrued $31,596 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Portfolio Securities.  Purchases and sales of securities for the period ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $449,397,518 and $51,492,913, respectively.

Written options activity for the Fund for the period ended June 30, 2011 was as follows:

	Number of Contracts	Premiums
Options outstanding at January 31, 2011	—	—
Stock splits on options	850	—
Options written	213,692	$29,863,131
Options repurchased	(80,909)	(10,002,449)
Options expired	(29,564)	(4,819,684)
Options exercised	(3,320)	(610,837)

Options outstanding at June 30, 2011	100,749	$14,430,161

5.  Capital.  The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the period ended June 30, 2011, the Fund did not repurchase any shares of beneficial interest.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Transactions in shares of beneficial interest were as follows:

	Period Ended June 30, 2011 (Unaudited)
	Shares	Amount
Shares issued pursuant to initial public offering	20,514,047	$391,818,297
Net increase from shares issued upon reinvestment of distributions	87,194	1,638,470

Total	20,601,241	$393,456,767

6.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

8.  Subsequent Events.  Management has evaluated the impact on the Fund of events occurring subsequent to June 30, 2011, through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Natural Resources, Gold & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Natural Resources, Gold & Income Trust

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 422-3262.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Natural Resources, Gold & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us.  This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TRUSTEES AND OFFICERS

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center, Rye, NY 10580-1422

Trustees

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

President & Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President of Finance

Verizon Communications, Inc.

Michael J. Melarkey

Attorney-at-Law,

Avansino, Melarkey, Knobel & Mulligan

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman, BALMAC International, Inc.

Salvatore J. Zizza

Chairman, Zizza & Co., Ltd.

Officers

Bruce N. Alpert

President

Carter W. Austin

Vice President

Peter D. Goldstein

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

Agnes Mullady

Treasurer & Secretary

Investment Adviser

Gabelli Funds, LLC

Custodian

The Bank of New York Mellon

Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar

American Stock Transfer and Trust Company

Stock Exchange Listing	Common
NYSE Symbol:	GNT
Shares Outstanding:	20,601,241

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting ww.gabelli.com.

The NASDAQ Symbol for the Net Asset Value is “XGNTX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10.0% or more from the net asset value of the shares.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Vincent Hugonnard-Roche serves as a Co-Lead Portfolio Manager for the Fund and is primarily responsible for the day-to-day management of the Fund’s option strategy. Mr. Roche joined GAMCO Investors, Inc. in 2000 as Director of Quantitative Strategies and Head of Risk Management.

Caesar M.P. Bryan serves as a Co-Lead Portfolio Manager for the Fund and is primarily responsible for the day-to-day management of the Gold Companies portion of the Fund’s portfolio. Mr. Bryan joined GAMCO Investors, Inc. in 1994 and has been primarily responsible for the day-to-day investment management of the GAMCO Gold Fund, Inc. a registered open-end investment company, since its inception in 1994.

Christopher J. Marangi serves as a Co-Lead Portfolio Manager for the Fund and is responsible for the day-to-day management of the Natural Resources Companies portion of the Fund’s portfolio. Mr. Marangi joined Gabelli & Company in 2003 as a research analyst and currently leads the digital research team covering the global media and telecommunications industries. Mr. Marangi was an investment banking analyst at J.P. Morgan & Co., and then an Associate at Wellspring Capital Management, a private equity firm. He graduated magna cum laude and Phi Beta Kappa from Williams College and holds an MBA from Columbia Business School.

Kevin V. Dreyer serves as a Co-Lead Portfolio Manager for the Fund and is responsible for the day-to-day management of the Natural Resources Companies portion of the Fund’s portfolio. Mr. Dreyer joined Gabelli & Company in 2005 as a research analyst and currently leads the consumer research team. He holds an MBA from Columbia Business School. Mr. Dreyer previously worked as an investment banking analyst at Banc of America Securities following his graduation from the University of Pennsylvania.

(b)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

Information provided as of June 30, 2011

The table below shows the number of other accounts managed by the portfolio manager and the total assets in each of the following categories: registered investment companies, other paid investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Vincent Hugonnard-Roche	Registered Investment Companies:	1	1.2B	0	0

	Other Pooled Investment Vehicles:	1	25.6M	0	0
	Other Accounts:	2	387.9K	0	0
Caesar M.P. Bryan	Registered Investment Companies:	5	1.9B	0	0
	Other Pooled Investment Vehicles:	2	3.7M	2	3.7M
	Other Accounts:	10	66.7M	0	0
Christopher Marangi	Registered Investment Companies:	3	3.8B	1	197.5M
	Other Pooled Investment Vehicles:	0	0	0	0
	Other Accounts:	61	47.8M	0	0
Kevin V. Dreyer	Registered Investment Companies:	3	3.2B	0	0
	Other Pooled Investment Vehicles:	0	0	0	0
	Other Accounts:	59	47.4M	0	0

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. Because the portfolio managers manage many accounts, they may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if they were to devote all of their attention to the management of only a few accounts.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If the portfolio managers identify an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the Adviser, and their affiliates.

PURSUIT OF DIFFERING STRATEGIES. At times, the portfolio managers may determine that an investment opportunity may be appropriate for only some of the accounts for which they exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio managers may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more of their accounts.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that they manage. If the structure of the Adviser’s management fee or the portfolio manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the portfolio managers may be motivated to favor certain accounts over others. The portfolio managers also may be motivated to favor accounts in which they have an investment interest, or in which the Adviser, or its affiliates have investment interests. In Mr. Gabelli’s case, the Adviser’s compensation and expenses for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with on-performance based accounts. In addition, he has investment interests in several of the funds managed by the Adviser and its affiliates.

The Adviser, and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and their staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the Portfolio Managers for the Fund is structure to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. The Portfolio Managers receive a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of stock options, and incentive-based variable compensation based on a percentage of net revenue received by the Adviser for managing a Fund to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm’s expenses (other than the respective Portfolio Manager’s compensation) allocable to the respective Fund (the incentive-based variable compensation for managing other accounts is also based on a percentage of net revenues to the investment adviser for managing the account). This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of equity-based incentive and incentive-based variable compensation is based on an evaluation by the Adviser’s parent, GBL, of quantitative and qualitative performance evaluation criteria. This evaluation takes into account, in a broad sense, the performance of the accounts managed by the Portfolio Manager, but the level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. Generally, greater consideration is given to the performance of larger accounts and to longer term performance over smaller accounts and short-term performance.

(a)(4) Disclosure of Securities Ownership

Vincent Hugonnard-Roche, Caesar M.P. Bryan, Christopher J. Marangi, and Kevin V. Dreyer did not own any shares of the Trust as of June 30, 2011.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/11 through 01/31/11	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 18,505,000 Preferred – N/A

Month #2 02/01/11 through 02/28/11	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 18,505,000 Preferred – N/A

Month #3 03/01/11 through 03/31/11	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,514,047 Preferred – N/A

Month #4 04/01/11 through 04/30/11	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,555,760 Preferred – N/A

Month #5 05/01/11 through 05/31/11	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,564,591 Preferred – N/A

Month #6 06/01/11 through 06/30/11	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,601,241 Preferred – N/A

Total	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 9/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 9/8/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/8/11

*	Print the name and title of each signing officer under his or her signature.